As filed with the U.S. Securities and Exchange Commission on April 3, 2008

File No. 2-73948

File No. 811-3258

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 104	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 105

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Santa Monica CA 90401

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (310) 395-8005

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

1299 Ocean Avenue, Santa Monica, California 90401

(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on March 29, 2008 pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on [Date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

VA U.S. LARGE VALUE PORTFOLIO (formerly, VA Large Value Portfolio)

VA U.S. TARGETED VALUE PORTFOLIO (formerly, VA Small Value Portfolio)

VA INTERNATIONAL VALUE PORTFOLIO

VA INTERNATIONAL SMALL PORTFOLIO

VA SHORT-TERM FIXED PORTFOLIO

VA GLOBAL BOND PORTFOLIO

This Post-Effective Amendment No. 104/105 to Registration File Nos. 2-73948/811-3258 includes the following:

1.	FACING PAGE (1)

2.	CONTENTS PAGE

3.	PART A — Prospectus relating to the Registrant’s VA U.S. Large Value Portfolio, VA U.S. Targeted Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio series of shares

4.	PART B — Statement of Additional Information relating to the Registrant’s VA U.S. Large Value Portfolio, VA U.S. Targeted Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio series of shares

5.	PART C — Other Information

6.	SIGNATURES

PROSPECTUS

May 1, 2008

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

The investment company described in this Prospectus offers a variety of investment portfolios. Each listed Portfolio:

•    Has its own investment objective and policies, and is the equivalent of a separate mutual fund.

•    Is exclusively available to insurance company separate accounts funding variable life and variable annuity contracts.

•    Does not charge a sales commission or “load.”

•    Is designed for long-term investors.

DOMESTIC EQUITY PORTFOLIOS

VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)	VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)

INTERNATIONAL EQUITY PORTFOLIOS

VA International Value Portfolio	VA International Small Portfolio

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio	VA Global Bond Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. This may include limiting or fixing the exposure to a particular country or issuer. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

F    Total market capitalization with respect to the U.S. markets is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“Amex”) or Nasdaq Global Market® (“Nasdaq”).

Management

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) (the “Advisor”) is the investment manager and administrator for the Portfolios.

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio Construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks using a market capitalization weighted approach.

Fixed Income Investment Approach:

Portfolio Construction: Generally, the Advisor structures a portfolio by:

1.      Setting a maturity range.

2.      Implementing the Advisor’s quality and eligibility guidelines.

3.      Purchasing securities with a view to balancing the objective of maximizing returns consistent with preservation of capital.

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Investment Objectives and Strategies

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

Domestic Equity Portfolios:

VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)

VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)

Investment Objective (each Portfolio): Long-term capital appreciation.

Investment Strategy (each Portfolio): Purchase value stocks of United States companies using a market capitalization weighted approach.

How the Portfolios Differ: VA U.S. Large Value Portfolio focuses on large capitalization stocks and VA U.S. Targeted Value Portfolio focuses on small and mid capitalization company issues.

Principal Risks: Market Risk (both Portfolios) and Small Company Risk (VA U.S. Targeted Value Portfolio).

International Equity Portfolios:

F The International Equity Portfolios do not hedge their foreign currency risks.

VA International Value Portfolio

VA International Small Portfolio

•        Investment Objective (each Portfolio): Long-term capital appreciation.

•        Investment Strategy:

—VA International Value Portfolio: Purchase value stocks of large, non-U.S. companies using a market capitalization weighted approach in each applicable country.

—VA International Small Portfolio: Purchase Japanese, United Kingdom, other European, Pacific Rim, and Canadian small company stocks using a market capitalization weighted approach in each applicable country.

•        Principal Risks: Market Risk (both Portfolios), Foreign Securities and Currencies Risk (both Portfolios) and Small Company Risk (VA International Small Portfolio).

Fixed Income Portfolios:

VA Short-Term Fixed Portfolio

•        Investment Objective: Achieve a stable real return in excess of the rate of inflation with a minimum of risk.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The Portfolio may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate investments in the banking industry in certain cases.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk, Income Risk and Risks of Banking Concentration.

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VA Global Bond Portfolio

•        Investment Objective: Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio hedges foreign currency risks.

•        Principal Risks: Market Risk, Foreign Securities and Currencies Risk, Interest Rate Risk, Credit Risk and Income Risk.

Principal Risks

Market Risk (All Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Foreign Securities and Currencies Risk (International Equity Portfolios and VA Global Bond Portfolio): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). While the VA Global Bond Portfolio hedges foreign currency risk, the International Equity Portfolios do not.

Small Company Risk (VA U.S. Targeted Value Portfolio and VA International Small Portfolio): Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Interest Rate Risk (Fixed Income Portfolios): Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk (Fixed Income Portfolios): Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

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Income Risk (Fixed Income Portfolios): Income Risk is the risk that falling interest rates will cause the Portfolio’s income to decline.

Risks of Banking Concentration (VA Short-Term Fixed Portfolio): The VA Short-Term Fixed Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“bank industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. Focus on the banking industry would link the performance of the VA Short-Term Fixed Portfolio to changes in performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause the Portfolio’s values to fluctuate.

Other Risks

Derivatives (All Portfolios):

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. VA Global Bond Portfolio uses foreign currency futures contracts to hedge foreign currency risks. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Each Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on a Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When a Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending (All Portfolios):

The Portfolios may lend their portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolios may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.

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Other Information

Commodity Pool Operator Exemption:

The Portfolios are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Portfolio Turnover:

The VA Short-Term Fixed Portfolio and the VA Global Bond Portfolio are expected to have a high portfolio turnover rate. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets.

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Risk and Return Bar Charts and Tables

The Bar Charts and Tables that follow illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The performance reflected in the Bar Chart for each Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The Table for each Portfolio illustrates how annualized one year, five year, and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The indices in the tables do not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

VA U.S. Large Value Portfolio

January 1998-December 2007
Highest Quarter	Lowest Quarter

17.25 (4/03-6/03)	-19.54 (7/02-9/02)

	Periods ending December 31, 2007
Annualized Returns (%)	One Year	Five Years	Ten Years

VA U.S. Large Value Portfolio
Return Before Taxes	-2.94	15.02	7.29
Return After Taxes on Distributions	-3.13	14.48	5.90
Return After Taxes on Distributions and Sale of Portfolio Shares	-1.67	13.19	5.69
Russell 1000® Value Index	-0.17	14.62	7.68

VA U.S. Targeted Value Portfolio

January 1998-December 2007
Highest Quarter	Lowest Quarter

31.89 (4/03-6/03)	-23.88 (7/02-9/02)

	Periods ending December 31, 2007
Annualized Returns (%)	One Year	Five Years	Ten Years

VA U.S. Targeted Value Portfolio
Return Before Taxes	-13.96	17.67	10.91
Return After Taxes on Distributions	-15.27	15.25	8.16
Return After Taxes on Distributions and Sale of Portfolio Shares	-7.48	15.09	8.36
Russell 2000® Value Index	-9.78	15.80	9.06

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VA International

Value Portfolio

January 1998-December 2007
Highest Quarter	Lowest Quarter

22.16 (4/03-6/03)	-19.02 (7/02-9/02)

	Periods ending December 31, 2007
Annualized Returns (%)	One Year	Five Years	Ten Years

VA International Value Portfolio
Return Before Taxes	10.75	26.98	13.07
Return After Taxes on Distributions	8.87	25.71	11.66
Return After Taxes on Distributions and Sale of Portfolio Shares	9.56	23.99	11.05
MSCI EAFE® Index (net dividends)(1)	11.17	21.59	8.66
MSCI World ex U.S. Index (net dividends)(1)	12.44	22.12	8.99
(1)

As of the date of this Prospectus, the Portfolio changed its benchmark to the MSCI World ex U.S. Index (net dividends) because this index includes Canadian securities as does the Portfolio and the former index does not.

VA International

Small Portfolio

January 1998-December 2007
Highest Quarter	Lowest Quarter

23.13 (4/03-6/03)	-16.67 (7/98-9/98)

	Periods ending December 31, 2007
Annualized Returns (%)	One Year	Five Years	Ten Years

VA International Small Portfolio
Return Before Taxes	6.60	29.92	13.77
Return After Taxes on Distributions	4.62	25.23	12.10
Return After Taxes on Distributions and Sale of Portfolio Shares	6.45	23.69	11.51
MSCI EAFE® Small Cap Index (price only)(1)	-0.35	23.98	9.84
MSCI EAFE® Small Cap Index (net dividends)(1)(2)	1.45	26.37	—
MSCI World ex U.S. Small Cap Index (price only)(3)	1.49	24.15	10.21
MSCI World ex U.S. Small Cap Index (net dividends)(2)(3)	3.28	26.43	—
(1)

The MSCI EAFE® Small Cap Index (net dividends) does not have 10 years of performance data. The Portfolio intends to include the index (price only) until the index (net dividends) has at least 10 years of data to report.

(2)

As of the date of this Prospectus, the Portfolio changed its benchmark to the MSCI World ex U.S. Small Cap Index (net dividends) because this index includes Canadian securities as does the Portfolio and the former index does not.

(3)

The MSCI World ex U.S. Small Cap Index (net dividends) does not have 10 years of performance data. The Portfolio intends to include the index (price only) until the index (net dividends) has at least 10 years of data to report.

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VA Short-Term

Fixed Portfolio

January 1998-December 2007
Highest Quarter	Lowest Quarter

2.04 (7/01-9/01)	-0.59 (4/04-6/04)

	Periods ending December 31, 2007
Annualized Returns (%)	One Year	Five Years	Ten Years

VA Short-Term Fixed Portfolio
Return Before Taxes	4.98	2.78	3.94
Return After Taxes on Distributions	3.34	1.77	2.50
Return After Taxes on Distributions and Sale of Portfolio Shares	3.23	1.78	2.48
Merrill Lynch Six-Month U.S. Treasury Bill Index*	5.61	3.19	4.00
Merrill Lynch One-Year U.S. Treasury Note Index*	5.95	2.97	4.26
*	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

VA Global Bond

Portfolio

January 1998-December 2007
Highest Quarter	Lowest Quarter

5.15 (7/02-9/02)	-3.30 (4/04-6/04)

	Periods ending December 31, 2007
Annualized Returns (%)	One Year	Five Years	Ten Years

VA Global Bond Portfolio
Return Before Taxes	5.41	3.27	5.06
Return After Taxes on Distributions	4.69	2.27	3.61
Return After Taxes on Distributions and Sale of Portfolio Shares	3.52	2.24	3.47
Lehman Brothers Aggregate Bond Index	6.97	4.43	5.97
Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar	6.31	3.61	4.97

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ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

The expenses in the following table are based on those incurred by the Portfolios for the fiscal year ended November 30, 2007.

Annual Fund Operating Expenses (as a percentage of average net assets)	Management Fee	Other Expenses	Total Operating Expenses
VA U.S. Targeted Value Portfolio*	0.41%	0.06%	0.47%
VA U.S. Large Value Portfolio	0.25%	0.03%	0.28%
VA International Value Portfolio	0.40%	0.07%	0.47%
VA International Small Portfolio	0.50%	0.12%	0.62%
VA Short-Term Fixed Portfolio	0.25%	0.06%	0.31%
VA Global Bond Portfolio	0.25%	0.06%	0.31%

*	The “Management Fee” and “Total Operating Expenses” have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ending November 30, 2008, as a result of a decrease in the management fee payable by the VA U.S. Targeted Value Portfolio effective May 1, 2008.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
VA U.S. Targeted Value Portfolio	$48	$151	$263	$591
VA U.S. Large Value Portfolio	$29	$90	$157	$356
VA International Value Portfolio	$48	$151	$263	$591
VA International Small Portfolio	$63	$199	$346	$774
VA Short-Term Fixed Portfolio	$32	$100	$174	$393
VA Global Bond Portfolio	$32	$100	$174	$393

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2007, the Domestic Equity Portfolios and the International Equity Portfolios received the following net revenue from a securities lending program (see “Securities Loans”) which constituted a percentage of the average daily net assets of each Portfolio:

Portfolio	Net Revenue	Percentage of Net Assets
VA U.S. Targeted Value Portfolio	$125,000	0.12%
VA U.S. Large Value Portfolio	$12,000	0.01%
VA International Value Portfolio	$154,000	0.14%
VA International Small Portfolio	$259,000	0.36%

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HIGHLIGHTS

Management of the Fund

Dimensional Fund Advisors LP serves as investment advisor to each Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor to VA International Small Portfolio. See “MANAGEMENT OF THE FUND.”

Dividend Policy

All the Portfolios distribute substantially all of their net investment income in December of each year. The Portfolios will make any distributions from net realized capital gains on an annual basis. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

Shares of the Portfolios are sold only to separate accounts of insurance companies to fund variable life and variable annuity insurance contracts. Purchases and redemptions are made at net asset value. To invest in a Portfolio, please see the prospectus of the insurance company’s separate account which offers variable life and variable annuity insurance contracts to investors.

The value of the shares issued by the Portfolios will fluctuate in relation to their own investment experience. Unlike money market funds, the shares of VA Short-Term Fixed Portfolio will tend to reflect fluctuations in interest rates because the Portfolio does not seek to stabilize the price of its shares by use of the “amortized cost” method of securities valuation. See “PURCHASE AND REDEMPTION OF SHARES” and “VALUATION OF SHARES.”

DOMESTIC EQUITY PORTFOLIOS

Investment Objectives and Policies

The investment objective of each of the Domestic Equity Portfolios is to achieve long-term capital appreciation. VA U.S. Large Value Portfolio and VA U.S. Targeted Value Portfolio will invest in common stocks of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The VA U.S. Large Value Portfolio generally will purchase a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, for this Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, Amex or Nasdaq. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2007, the market capitalization of a large cap company was defined by the 90% market capitalization guideline to be $2,464 million, or above. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the VA U.S. Large Value Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. If the VA U.S. Large Value Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The VA U.S. Targeted Value Portfolio generally will purchase a broad and diverse group of common stocks of small and mid cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, the Advisor considers for investment companies with market capitalizations generally smaller than the 500th largest U.S. company. As of December 31, 2007, companies smaller than the 500th largest U.S. company fall in the lowest 17% of total U.S. market capitalization. As of December 31, 2007, the market capitalization of a company smaller than the 500th largest

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U.S. company was approximately $4,955 million or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the VA U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. If the VA U.S. Targeted Value Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

Each Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Each Portfolio may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, each Portfolio may invest in affiliated and unaffiliated unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The total market capitalization ranges, and the value criteria used by the Advisor for the VA U.S. Large Value and VA U.S. Targeted Value Portfolios, as described above, generally apply at the time of purchase by the VA U.S. Large Value and VA U.S. Targeted Value Portfolios. The VA U.S. Large Value and VA U.S. Targeted Value Portfolios are not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “PORTFOLIO TRANSACTIONS—DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS” in this Prospectus.

INTERNATIONAL EQUITY PORTFOLIOS

VA INTERNATIONAL VALUE PORTFOLIO

Investment Objective and Policies

The investment objective of VA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by purchasing the value stocks of large non-U.S. companies. A company’s shares will be considered eligible for investment if the Advisor determines such shares are value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

Under normal market conditions, the Portfolio intends to invest its assets in issuers organized, having a majority of their assets in, or deriving a majority of their operating income in, at least three non-U.S. countries. The Portfolio will not invest more than 25% of its total assets in securities of companies in a single industry.

The Portfolio intends to purchase the stocks of large companies in countries with developed markets. As of the date of this Prospectus, the Portfolio may invest in the stocks of large companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. In addition, the Portfolio may continue to hold securities of developed market countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2007, on an aggregate

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basis for the Portfolio, the Advisor considered large companies to be those companies with a market capitalization of at least $1,212 million. This threshold will vary by country or region. For example, as of December 31, 2007, the Advisor considered a large company in the European Monetary Union (“EMU”) to have a market capitalization of at least $4,115 million, a large company in Australia to have a market capitalization of at least $2,121 million, and a large company in Hong Kong to have a market capitalization of at least $1,633 million. These dollar amounts will change due to market conditions.

The Portfolio intends to purchase securities in each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. As a result, the weightings of certain companies in the Portfolio may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of non-U.S. large companies whose stock is eligible for investment by the VA International Value Portfolio.

The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The Portfolio invests in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depository Receipts, Global Depository Receipts, American Depository Receipts, or other types of depository receipts (including non-voting depository receipts) or may be listed on bona fide securities exchanges in more than one country. The Portfolio will consider for purchase securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market: (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) equity securities of companies in Approved Markets in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (h) securities included in the Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

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VA INTERNATIONAL SMALL PORTFOLIO

Investment Objective and Policies

VA International Small Portfolio’s investment objective is to achieve long-term capital appreciation. It provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental, Asia Pacific and Canadian companies. It generally will invest its assets in a broad and diverse group of readily marketable securities of (1) Japanese small companies; (2) United Kingdom small companies; (3) small companies organized under the laws of certain European countries; (4) small companies associated with Australia, New Zealand and Pacific Rim Asian countries; and (5) Canadian small companies (collectively, the “Approved Markets”). The Advisor will determine the allocation of assets among the five segments of VA International Small Portfolio and will periodically review and adjust such allocation, all in its sole discretion. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Portfolio may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

As a non-fundamental policy, under normal circumstances, the VA International Small Portfolio will invest at least 80% of its net assets in securities of small companies. If the VA International Small Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. Company size will be determined for purposes of this Portfolio by the Advisor in a manner that considers and compares, as applicable, the market capitalization of companies in each respective market (e.g., Japanese Companies). “Market capitalization” will be calculated by multiplying the price of a company’s stock by the number of its shares of that stock outstanding. With respect to each segment, the Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions.

The Portfolio invests in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depository Receipts, Global Depository Receipts, American Depository Receipts, or other types of depository receipts (including non-voting depository receipts) or may be listed on bona fide securities exchanges in more than one country. The Portfolio will consider for purchase securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market: (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) equity securities of companies in Approved Markets in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (h) securities included in the Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

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Japanese Small Company Segment

The Portfolio is authorized to purchase readily marketable stocks of a broad and diverse group of Japanese small companies. The Advisor measures company size based primarily on market capitalization. With respect to this segment of the Portfolio, the Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Japan. As of December 31, 2007, the Advisor considered Japanese small companies to be those companies with a market capitalization below $1,527 million. This dollar amount will change due to market conditions.

United Kingdom Small Company Segment

The Portfolio is authorized to purchase readily marketable stocks of a broad and diverse group of United Kingdom small companies. The Advisor measures company size based primarily on market capitalization. With respect to this segment of the Portfolio, the Advisor first ranks eligible companies listed on selected exchanges in the United Kingdom. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in the United Kingdom. As of December 31, 2007, the Advisor considered United Kingdom small companies to be those companies with a market capitalization below $3,563 million. This dollar amount will change due to market conditions.

Continental Small Company Segment

The Portfolio is authorized to purchase readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries. As of the date of this Prospectus, the Portfolio may invest in small companies associated with Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden and Switzerland. With respect to this segment of the Portfolio, the Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased with respect to each country or region. As of December 31, 2007, on an aggregate basis for the Portfolio, the Advisor considered small companies in the continental small company segment to be those companies with a market capitalization below $4,115 million. This threshold will vary by country or region. For example, as of December 31, 2007, the Advisor considered a small company in the EMU to have a market capitalization below $4,115 million, a small company in Denmark to have a market capitalization below $1,212 million, and a small company in Sweden to have a market capitalization below $2,011 million. These dollar amounts will change due to market conditions.

The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets identified above, or may remove one or more countries from the list of Approved Markets. Also, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

Asia Pacific Small Company Segment

The Portfolio is authorized to purchase stocks of small companies associated with Australia, New Zealand and Pacific Rim Asian countries. With respect to this segment of the Portfolio, the Advisor measures company size on a country specific basis and based primarily on market capitalization. In the countries authorized for investment, the Advisor first ranks eligible companies based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country authorized for investment. This threshold will vary by country. As of December 31, 2007, the Advisor considered Asia Pacific small companies to be those companies with a market capitalization below $2,121 million in Australia, $1,633 million in Hong

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Kong, $1,691 million in New Zealand and $2,024 million in Singapore. These dollar amounts will change due to market conditions. As of the date of this Prospectus, the Portfolio is authorized to invest in Asia Pacific small companies associated with Australia, Hong Kong, New Zealand and Singapore. In the future, the Advisor may add small companies associated with other Asian countries as securities markets in these countries become accessible.

The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets identified above, or may remove one or more countries from the list of Approved Markets. Also, the Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

Canadian Small Company Segment

The Portfolio is authorized to purchase readily marketable stocks of a broad and diverse group of Canadian small companies. The Advisor measures company size based primarily on market capitalization. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company in Canada. As of December 31, 2007, the Advisor considered Canadian small companies to be those companies with a market capitalization below $2,737 million. This dollar amount will change due to market conditions.

Portfolio Construction

With respect to each segment, VA International Small Portfolio intends to invest in the stock of eligible companies on a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country or region. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. On a periodic basis, the Advisor will review each Portfolio’s holdings and determine which, at the time of such review, are no longer considered Japanese, United Kingdom, Continental, Asia Pacific or Canadian small companies.

FIXED INCOME PORTFOLIOS INVESTMENT OBJECTIVES AND POLICIES

VA Short-Term Fixed Portfolio

The investment objective of VA Short-Term Fixed Portfolio is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The Portfolio will purchase U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, obligations of supranational organizations and affiliated and unaffiliated unregistered money market funds. Generally, the Portfolio will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. As a non-fundamental policy, under normal circumstances, the VA Short-Term Fixed Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a dollar-weighted average portfolio maturity that will not exceed one year. If the VA Short-Term Fixed Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group for a period of five consecutive days when the NYSE is open for trading. (See “Investments in the Banking Industry.”)

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VA Global Bond Portfolio

The investment objective of VA Global Bond Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio will primarily purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper rated as set forth in “Description of Investments” and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (OECD). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the VA Global Bond Portfolio will invest at least 80% of its net assets in fixed income securities. If the VA Global Bond Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The Portfolio will generally invest its assets in obligations which mature within five years from the date of settlement. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. Inasmuch as VA Global Bond Portfolio intends to continually hedge against the risk of variations in currency exchange rates, the Advisor believes that the variation of the Portfolio’s investment performance in relation to fluctuations in currency exchange rates will be minimized.

Description of Investments

The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios. VA Short-Term Fixed Portfolio may invest in all of the securities and obligations listed in categories 1-8 and 11, and VA Global Bond Portfolio may invest in the securities and obligations listed in categories 1-11.

1.    U.S. Government Obligations    Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2.    U.S. Government Agency Obligations    Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities of the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3.    Corporate Debt Obligations    Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Rating Group, a Division of The McGraw-Hill Companies (“S&P”) and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4.    Bank Obligations    Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks with assets in excess of $1,000,000,000.

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5.    Commercial Paper    Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody’s, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P.

6.    Repurchase Agreements    Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Foreign Government and Agency Obligations    Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8.    Supranational Organization Obligations    Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9.    Foreign Issuer Obligations    Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.

10.    Eurodollar Obligations    Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11.    Money Market Funds    The Portfolios may invest in affiliated and unaffiliated unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

Investors should be aware that the net asset values of the Fixed Income Portfolios may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

The categories of investments that may be acquired by the Fixed Income Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

VA Short-Term Fixed Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. This policy can only be changed by a vote of shareholders of the Portfolio. Banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry. Once the Portfolio concentrates its investments in the banking industry, the Portfolio may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Portfolio’s investment strategy result in less than 25% of the Portfolio’s total assets consisting of banking industry securities. As of the date of this Prospectus, the Portfolio is concentrating its investments in this industry.

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The types of bank and bank holding company obligations in which VA Short-Term Fixed Portfolio may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio’s established credit rating criteria as stated under “Description of Investments.” In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Portfolio Strategy

VA Short-Term Fixed Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

VA Global Bond Portfolio will be managed with a view to capturing credit risk premiums and maturity risk premiums. Ordinarily, the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor’s judgment, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

VA Global Bond Portfolio will not invest more than 25% of its total assets in securities issued by issuers in a single industry, or by any one foreign government or in obligations of supranational organizations. VA Short-Term Fixed Portfolio and the VA Global Bond Portfolio are expected to have a high portfolio turnover rate due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets.

PORTFOLIO TRANSACTIONS—DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The Domestic and International Equity Portfolios do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Generally, securities will be purchased with the expectation that they will be held for longer than one year.

VA U.S. Large Value and VA International Value Portfolios may sell portfolio securities when the issuer’s market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Portfolio. VA U.S. Targeted Value Portfolio may sell portfolio securities when the issuer’s market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Portfolio. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

In addition, VA U.S. Large Value and VA International Value Portfolios may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Portfolio. VA U.S. Targeted Value Portfolio may also sell portfolio securities in the same circumstances; however, that Portfolio anticipates generally to retain securities of issuers with relatively

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smaller market capitalizations for longer periods, despite any decrease in the issuer’s book to market ratio. VA International Small Portfolio will not sell securities which have depreciated in value solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the Domestic and International Equity Portfolios involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio may be acquired in exchange for the issuance of shares. While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

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SECURITIES LOANS

All of the Portfolios are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, a Portfolio will receive collateral consisting generally of cash or securities of the U.S. government or its agencies, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios may invest the collateral received for the loaned securities in U.S. government securities, repurchase agreements collateralized by securities of the U.S. government or its agencies and affiliated and unaffiliated and registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. A Portfolio will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows a material event will occur. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group Inc. (“the Fund”) could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending.

MANAGEMENT OF THE FUND

The Advisor serves as investment advisor to each of the Portfolios. As such, the Advisor is responsible for the management of their respective assets. Each Portfolio is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for all Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios indicated.

Domestic Equity Portfolios	Stephen A. Clark and Robert T. Deere
International Equity Portfolios	Karen E. Umland
Fixed Income Portfolios	David A. Plecha

Mr. Clark is a Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradely University. Mr. Clark joined the Advisor in 2001 and has been responsible for the portfolio management group since January 2006.

Mr. Deere is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also

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holds a BS and a BA from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity portfolios since 1994.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity portfolios since 1998.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

The Statement of Additional Information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of each Portfolio’s shares.

The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolios’ shares. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of February 29, 2008, assets under management for all Dimensional affiliated advisors totaled approximately $146 billion. For advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2007, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board of Directors approving the investment management agreement with respect to the Portfolios is available in the semi-annual report for the Portfolios for the six-month period ending May 31, 2007.

The Fund bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio are so allocated. Expenses which are not allocable to a particular Portfolio are borne by each Portfolio on the basis of its relative net assets.

Consulting Services—VA International Value Portfolio

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisers Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”) whereby DFAL and DFA Australia each provide certain trading and administrative services with respect to the VA International Value Portfolio. The Advisor controls DFAL and DFA Australia.

Investment Services—VA International Small Portfolio

Pursuant to a Sub-Advisory Agreement with the Advisor, DFAL, 7 Down Street, London, W1J 7AJ, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the United Kingdom and Continental small company segments of VA International Small Portfolio. Pursuant to a Sub-Advisory Agreement with the Advisor, DFA Australia, Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, the successor to Dimensional Fund Advisors Asia Inc., has the authority and responsibility to select brokers and dealers to execute securities transactions for the Japanese and Asia Pacific small company segments of VA International Small Portfolio. The duties of DFAL with respect to the United Kingdom and Continental small company

21

segments of the Portfolio and DFA Australia with respect to the Japanese and Asia Pacific small company segments of the Portfolio include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions as well as making recommendations and elections on corporate actions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio and reviews the trading process and the execution of securities transactions.

DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and Continental small companies, including its recommendations of securities to be added to the securities in those segments that are eligible for purchase by the Portfolio. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Asia Pacific small companies, including its recommendations of securities to be added to the securities in those segments that are eligible for purchase by the Portfolio.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to shareholders. The policy of all the Portfolios is to distribute substantially all of their net investment income together with any net realized capital gains (after any reductions for capital loss carryforwards) annually, typically in December.

Shareholders of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Shares of the Portfolio must be purchased through variable annuity contracts. As a result, it is anticipated that any dividend or capital gains distributions from a Portfolio will be exempt from current taxation if left to accumulate within a variable annuity contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

The tax status of your investment in the Portfolios depends upon the features of your variable life or variable annuity contract. For further information, please refer to the prospectus of the insurance company separate account that offers your contract.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolios are sold only to insurance company separate accounts. Purchases and redemptions of shares of each Portfolio by a separate account will be effected at the net asset value per share. (See “VALUATION OF SHARES.”) Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of shares of the Portfolios. Please see the prospectus of the insurance company separate account for information regarding the purchase and redemption of shares of the Portfolios. When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity Portfolios and the VA Global Bond Portfolio reserve the right to redeem their shares in the currencies in which their investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

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POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, certain Portfolios may be more susceptible to the risks of short-term trading than other Portfolios. The nature of the International Equity Portfolios’ holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of an International Equity Portfolio’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because the International Equity Portfolios have significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before these Portfolios calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Equity Portfolios calculate their net asset value. The VA U.S. Targeted Value Portfolio also may be subject to arbitrage market timing because the Portfolio has significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Portfolio calculates its net asset value due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund (the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate

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as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

The Fund, Dimensional or their designees have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

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In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

The net asset value per share of each Portfolio is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to its own investment experience. Securities held by the Portfolios will be valued in accordance with applicable laws and procedures adopted by the Board of Directors, and generally, as described below.

Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

To the extent that a Portfolio holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Directors, than would a fund that holds a smaller number of securities. The VA U.S. Targeted Value Portfolio is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

As of the date of this Prospectus, the Portfolios holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally,

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11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Directors of the Portfolios monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the International Equity Portfolios and VA Global Bond Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Equity Portfolios own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios do not price their shares, the net asset values of the International Equity Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio is determined each day as of such close.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio generally will disclose up to 25 of its largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within 20 days after the end of each month. Each Portfolio also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the annual report which is available upon request. The total return information shown in the Financial Highlights tables does not reflect the expenses that apply to a separate account or the related insurance policies. If these charges were included, the total return figures for all periods shown would be reduced.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)					VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.23	$16.57	$16.95	$15.02	$10.83	$18.89	$16.93	$15.01	$12.59	$10.69

Income From Investment Operations
Net Investment Income (Loss)	0.15 *	0.15 *	0.05	0.05	0.02	0.24 *	0.25 *	0.19	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.85)	2.63	1.42	3.34	4.94	(0.30)	2.60	1.88	2.42	1.90

Total from Investment Operations	(1.70)	2.78	1.47	3.39	4.96	(0.06)	2.85	2.07	2.57	2.03

Less Distributions
Net Investment Income	(0.14)	(0.05)	(0.06)	(0.02)	(0.03)	(0.22)	(0.20)	(0.15)	(0.15)	(0.13)
Net Realized Gains	(2.14)	(2.07)	(1.79)	(1.44)	(0.74)	(1.16)	(0.69)	—	—	—

Total Distributions	(2.28)	(2.12)	(1.85)	(1.46)	(0.77)	(1.38)	(0.89)	(0.15)	(0.15)	(0.13)

Net Asset Value, End of Period	$13.25	$17.23	$16.57	$16.95	$15.02	$17.45	$18.89	$16.93	$15.01	$12.59

Total Return	(11.45)%	19.33%	9.61%	24.62%	49.71%	(0.47)%	17.74%	13.91%	20.55%	19.21%
Net Assets, End of Period (thousands)	$101,695	$100,337	$77,914	$64,567	$48,051	$140,825	$120,776	$86,031	$69,571	$48,115
Ratio of Expenses to Average Net Assets	0.56%	0.57%	0.63%	0.63%	0.68%	0.28%	0.32%	0.38%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.01%	0.93%	0.33%	0.31%	0.14%	1.28%	1.44%	1.27%	1.13%	1.27%
Portfolio Turnover Rate	32%	38%	35%	30%	40%	9%	14%	13%	8%	7%

*	Computed using average shares outstanding.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA International Value Portfolio					VA International Small Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.37	$16.08	$14.25	$11.53	$8.70	$14.76	$12.93	$11.22	$9.19	$6.26

Income From Investment Operations
Net Investment Income (Loss)	0.67 *	0.55 *	0.32	0.25	0.20	0.28 *	0.26 *	0.22	0.20	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68	4.91	1.96	3.04	2.81	1.63	3.10	1.92	2.42	2.89

Total from Investment Operations	3.35	5.46	2.28	3.29	3.01	1.91	3.36	2.14	2.62	3.04

Less Distributions
Net Investment Income	(0.56)	(0.38)	(0.27)	(0.18)	(0.18)	(0.28)	(0.22)	(0.21)	(0.17)	(0.11)
Net Realized Gains	(1.18)	(0.79)	(0.18)	(0.39)	—	(0.98)	(1.31)	(0.22)	(0.42)	—

Total Distributions	(1.74)	(1.17)	(0.45)	(0.57)	(0.18)	(1.26)	(1.53)	(0.43)	(0.59)	(0.11)

Net Asset Value, End of Period	$21.98	$20.37	$16.08	$14.25	$11.53	$15.41	$14.76	$12.93	$11.22	$9.19

Total Return	17.66%	36.16%	16.42%	29.80%	35.49%	13.94%	28.59%	19.72%	30.17%	49.54%
Net Assets, End of Period (thousands)	$114,279	$91,603	$61,613	$48,946	$33,700	$79,720	$60,106	$43,662	$33,819	$21,814
Ratio of Expenses to Average Net Assets	0.47%	0.49%	0.59%	0.61%	0.63%	0.62%	0.64%	0.73%	0.77%	0.78%
Ratio of Net Investment Income to Average Net Assets	3.18%	3.09%	2.21%	1.98%	2.07%	1.84%	1.91%	1.86%	1.70%	1.92%
Portfolio Turnover Rate	19%	13%	12%	8%	21%	20%	14%	21%	9%	27%

*	Computed using average shares outstanding.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio					VA Global Bond Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.44	$10.26	$10.20	$10.31	$10.50	$10.46	$10.55	$10.55	$10.95	$10.91

Income From Investment Operations
Net Investment Income (Loss)	0.51 *	0.41 *	0.26	0.14	0.13	0.32 *	0.27 *	0.33 *	0.22	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.04	(0.06)	(0.04)	0.03	0.21	0.12	(0.12)	0.09	0.14

Total from Investment Operations	0.50	0.45	0.20	0.10	0.16	0.53	0.39	0.21	0.31	0.45

Less Distributions
Net Investment Income	(0.38)	(0.27)	(0.14)	(0.12)	(0.22)	(0.04)	(0.48)	(0.21)	(0.30)	(0.29)
Net Realized Gains	—	—	—	(0.09)	(0.13)	—	—	—	(0.41)	(0.12)

Total Distributions	(0.38)	(0.27)	(0.14)	(0.21)	(0.35)	(0.04)	(0.48)	(0.21)	(0.71)	(0.41)

Net Asset Value, End of Period	$10.56	$10.44	$10.26	$10.20	$10.31	$10.95	$10.46	$10.55	$10.55	$10.95

Total Return	4.99%	4.49%	1.98%	1.01%	1.60%	5.06%	3.90%	1.98%	2.97%	4.29%
Net Assets, End of Period (thousands)	$83,736	$65,937	$52,364	$41,576	$34,583	$96,146	$77,418	$61,828	$44,555	$32,339
Ratio of Expenses to Average Net Assets	0.31%	0.32%	0.34%	0.35%	0.36%	0.31%	0.33%	0.41%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	4.93%	3.98%	2.77%	1.38%	1.31%	3.02%	2.59%	3.12%	3.01%	3.09%
Portfolio Turnover Rate	22%	29%	31%	141%	160%	85%	97%	75%	86%	107%

*	Computed using average shares outstanding.

29

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809

Sub-Advisors DIMENSIONAL FUND ADVISORS LTD. 7 Down Street London W1J 7AJ United Kingdom Tel. No. (20) 7016-4500	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

DFA AUSTRALIA LIMITED Level 43 Gateway 1 MacQuarie Place Sydney, New South Wales 2000 Australia Tel. No. (612) 8 336-7100	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodians—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

30

Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

Request free copies from:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (310) 395-8005.

•	Access them on our web site at http://www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

(310) 395-8005

DFA Investment Dimensions Group Inc. (all other Portfolios)—Registration No. 811-3258

RRD032908-004

DFA INVESTMENT DIMENSIONS GROUP INC.

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company that offers fifty-three series of shares. This statement of additional information (“SAI”) describes six of those series:

Domestic Equity Portfolios

VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)	VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)

International Equity Portfolios

VA International Value Portfolio	VA International Small Portfolio

Fixed Income Portfolios

VA Short-Term Fixed Portfolio	VA Global Bond Portfolio

(individually, a “Portfolio” and collectively, the “Portfolios”). The shares of the Portfolios are sold only to separate accounts of insurance companies in conjunction with variable life and variable annuity contracts. This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated May 1, 2008, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing to the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the Portfolios. Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to each of the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus. Each of the Portfolios is diversified under the federal securities laws and regulations.

Because the structure of the Domestic Equity and International Equity Portfolios are based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed “affiliated persons” and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio’s assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the Portfolios during the fiscal years ended November 30, 2007, 2006 and 2005.

BROKERAGE COMMISSIONS

FISCAL YEARS ENDED NOVEMBER 30, 2007, 2006 AND 2005

	2007	2006	2005
VA U.S. Large Value Portfolio	$17,527	$29,776	$18,654
VA U.S. Targeted Value Portfolio	$114,849	$118,015	$117,839
VA International Value Portfolio	$23,712	$16,476	$10,415
VA International Small Portfolio	$30,014	$15,199	$26,647

The Fixed Income Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size and market making ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for the United Kingdom and Continental Small Company segments of VA International Small Portfolio and DFA Australia Limited performs these services for the Japanese and Asia Pacific Small Company segments of VA International Small Portfolio.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by VA U.S. Targeted Value Portfolio may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Portfolio with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Domestic Equity Portfolios, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Portfolios can effect transactions at the best available prices.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended November 30, 2007, the Portfolios paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios as set forth in the following table:

	Value of Securities Transactions	Brokerage Commissions
VA U.S. Large Value Portfolio	$4,786,353	$2,446
VA U.S. Targeted Value Portfolio	$6,903,276	$17,520
VA International Value Portfolio	$2,918	$1
VA International Small Portfolio	$9,858,367	$5,304

Certain Portfolios may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of each Portfolio whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio during the fiscal year ended November 30, 2007, as well as the value of such securities held by the Portfolio as of November 30, 2007.

Portfolio	Broker or Dealer	Value of Securities
VA International Value Portfolio	Deutsche Bank AG	$1,398,231
VA International Small Portfolio	Marusan Securities	$60,458

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed

2

change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and all Portfolios may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except that each Portfolio may borrow, for temporary or emergency purposes, amounts not exceeding 33% of their net assets from banks and pledge not more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except VA Short-Term Fixed Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy”;

(12)	write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(13)	purchase warrants, however, the Portfolios may acquire warrants as a result of corporate actions involving holdings of other securities;

(14)	purchase securities on margin or sell short;

3

(15)	acquire more than 10% of the voting securities of any issuer and provided that this limitation applies only to 75% of the assets of the Domestic Equity Portfolios and VA International Value Portfolio; or

(16)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitation described in (1) above, does not prohibit the Portfolios from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although the investment limitation described in (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities.

With respect to the investment limitation described in (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

For the purposes of the investment limitation described in (7) above, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”) subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolios do not intend to invest more than 15% of their net assets in illiquid securities.

The International Equity Portfolios and VA Global Bond Portfolio may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio owns, and does not include assets which the Portfolio does not own but over which it has effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, the Portfolio will exclude from its total assets those assets which represent collateral received by the Portfolio for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s total assets will not require a Portfolio to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

FUTURES CONTRACTS

All Portfolios may enter into futures contracts and options on futures contracts to gain market exposure on the Portfolio’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of

4

defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits. Each Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of a Portfolio’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that a Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of a Portfolio’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that a Portfolio has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”) and interpretations of the staff of the SEC, a Portfolio (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodians, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio may use by entering into futures transactions.

FORWARD FOREIGN CURRENCY TRANSACTIONS

The International Equity Portfolios and VA Global Bond Portfolio may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

With respect to an International Equity Portfolio, the Portfolio may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction

5

with respect to a different currency. In addition, a Portfolio may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

The VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The VA Global Bond Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires.

CASH MANAGEMENT PRACTICES

All Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios	Permissible Cash Investment	Percentage Guidelines**
The Domestic Equity Portfolios	High quality, highly liquid fixed income securities,* such as money market instruments; affiliated and unaffiliated unregistered money market funds***	20%

VA International Value Portfolio	Fixed income obligations* as may be acquired by the Fixed Income Portfolios; affiliated and unaffiliated unregistered money market funds***	20%

VA International Small Portfolio	Fixed income obligations,* such as money market instruments; affiliated and unaffiliated unregistered money market funds***	20%

The Fixed Income Portfolios	Affiliated and unaffiliated unregistered money market funds***	20%

*	With respect to fixed income instruments, except in connection with corporate actions, the Portfolios will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.
**	The percentage guidelines set forth above are not absolute limitations, but the Portfolios do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

6

CONVERTIBLE DEBENTURES

VA International Small Portfolio may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Portfolio upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio’s investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Board of Directors has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2007.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

7

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 60	Director	Since 1983	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	Director	Since 1986	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	Director	Since 1981	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	90 portfolios in 4 investment companies

8

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).	90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	Director	Since 1981	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, Chicago Mercantile Exchange (since 2001).	90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	90 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 61	Chairman, Director, President and Chief Executive Officer	Since 1981	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners and USC Investors, LLC. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	90 portfolios in 4 investment companies

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 63	Director	Since 1981	Director/Trustee (and prior to 2006, Chairman, and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors LP, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Holdings Inc. Prior to 2006, Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited and DFA Securities Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee and Member of Investment Committee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Museum (since 2005). President and Director, The Show Me Institute (public policy research) (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).	90 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; Dimensional Investment Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada Inc.

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Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2007 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-100,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2007 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended November 30, 2007.

Name and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$81,586	N/A	N/A	$163,333
John P. Gould Director	$81,586	N/A	N/A	$163,333
Roger G. Ibbotson Director	$86,526	N/A	N/A	$173,333
Robert C. Merton Director	$81,586	N/A	N/A	$163,333
Myron S. Scholes Director	$81,586	N/A	N/A	$163,333
Abbie J. Smith Director	$81,586	N/A	N/A	$163,333
Christopher S. Crossan Chief Compliance Officer	$156,818	N/A	N/A	N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income

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per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2007 is as follows: $173,333 (Mr. Ibbotson), $163,333 (Mr. Scholes) and $163,333 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

M. Akbar Ali Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002).

Darryl D. Avery Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005).

Arthur H. Barlow Age: 52	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 41	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

David P. Butler Age: 43	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 46	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004).

Robert P. Cornell Age: 59	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Christopher S. Crossan Age: 42	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 51	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 50	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 38	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Age: 42	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 47	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Jed S. Fogdall Age: 33	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004). Prior to September 2004, Staff Engineer at The Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2000-2003).

Glenn S. Freed Age: 46	Vice President	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 40	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 33	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Darla Hastings Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 34	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 40	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).

Christine W. Ho Age: 40	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP.

Patrick M. Keating Age: 53	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

Joseph F. Kolerich Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).

Michael F. Lane Age: 40	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Age: 32	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).

Inmoo Lee Age: 41	Vice President	Since 2007	Vice President of all DFA Entities. Associate Professor, Department of Finance and Accounting, Business School, National University of Singapore (7/2004 - present) Associate Professor, College of Business Administration, Korea University (9/2001 - 5/2006).

Juliet H. Lee Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Aaron M. Marcus Age: 38	Vice President and Head of Global Human Resources	Since 2008	Vice President and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Age: 51	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 38	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP.

Catherine L. Newell Age: 43	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 31	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 33	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005).

David A. Plecha Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Ted Randall Age: 34	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).

15

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eduardo A. Repetto Age: 41	Vice President and Chief Investment Officer	Vice President since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002).

L. Jacobo Rodríguez Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services.

Ted R. Simpson Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002).

Bryce D. Skaff Age: 33	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004).

Carl G. Snyder Age: 44	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 60	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Age: 42	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 49	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 57	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

W. Ryan Wiley Age: 31	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Paul E. Wise Age: 53	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of February 29, 2008, directors and officers as a group owned less than 1% of each Portfolio’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for each Portfolio. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PFPC, the Portfolios pay PFPC annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Portfolio under the fee schedule are allocated to each Portfolio based on the Portfolio’s pro rata portion of the aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly base fee. The Domestic Equity Portfolios and VA Short-Term Fixed Income Portfolio are each subject to a monthly base fee of $1,666. The International Equity Portfolios and VA Global Bond Portfolio are each subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as custodian for the Domestic Equity Portfolios and VA Short-Term Fixed Portfolio. Citibank, N.A., 111 Wall Street, New York, New York 10005, serves as the global custodian for the International Equity Portfolios and VA Global Bond Portfolio. The custodians maintain a separate account or accounts for the Portfolios; receive, hold and release portfolio securities on account of the Portfolios; make receipts and disbursements of money on behalf of the Portfolios; and collect and receive income and other payments and distributions on account of the Portfolios’ portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a

17

member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Their address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholder of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. For the fiscal years ended November 30, 2007, 2006 and 2005, the Portfolios paid advisory fees to the Advisor (and any sub-advisor) as set forth in the following table:

Portfolio	2007 (000)	2006 (000)	2005 (000)
VA U.S. Targeted Value	$539	$440	$345

VA U.S. Large Value	$347	$251	$193

VA International Value	$425	$308	$221

VA International Small	$361	$264	$194

VA Short-Term Fixed	$190	$146	$118

VA Global Bond	$221	$176	$133

The Advisor pays DFAL a fee equal to 50,000 pounds sterling total per year, payable on a quarterly basis, for services to the VA International Small Portfolio. The Advisor pays DFA Australia a fee equal to $13,000 per year, payable on a quarterly basis, for services to VA International Small Portfolio.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the category of portfolios indicated.

Domestic Equity Portfolios	Stephen A. Clark and Robert T. Deere
International Equity Portfolios	Karen E. Umland
Fixed Income Portfolios	David A. Plecha

18

Investments in Each Portfolio

The portfolio managers and his or her immediate family did not own any shares of the Portfolios contained in this SAI that he or she manages as of November 30, 2007.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2007
Stephen A. Clark

•   27 U.S. registered mutual funds with $52,464 million in total assets under management.

•   8 unregistered pooled investment vehicles with $8,207 million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $277 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•   48 other accounts with $4,301 million in total assets under management.

Robert T. Deere

•   27 U.S. registered mutual funds with $52,464 million in total assets under management.

•   8 unregistered pooled investment vehicles with $8,207 million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $277 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•   48 other accounts with $4,301 million in total assets under management.

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Karen E. Umland

•   30 U.S. registered mutual funds with $50,737 million in total assets under management.

•   4 unregistered pooled investment vehicles with $863 million in total assets under management.

•   15 other accounts with $4,775 million in total assets under management, of which one accounts with $1,474 million in assets may be subject to a performance fee.

David A. Plecha

•   15 U.S. registered mutual funds with $15,297 million in total assets under management.

•   7 unregistered pooled investment vehicles with $2,403 million in total assets under management.

•   6 other accounts with $167 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolios in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio. Actual or apparent conflicts of interest include:

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Time Management. The management of multiple Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios.

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Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio and/or Account. However, positions in the same security may vary and the length of time that any Portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or Account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios and Accounts.

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Broker Selection. With respect to securities transactions for the Portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

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Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

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Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

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The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. From September 18, 1995 until May 1, 2008, the VA U.S. Large Value Portfolio was named the VA Large Value Portfolio. From inception until September 18, 1995, VA U.S. Large Value Portfolio was named DFA Global Value Portfolio and VA Global Bond Portfolio was named DFA Global Bond Portfolio. Prior to May 1, 2008, the VA U.S. Targeted Value Portfolio was named the VA Small Value Portfolio. The shares of each Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Pursuant to an exemptive order from the SEC, shares of the Portfolios may be sold to registered separate accounts of various insurance companies offering variable annuity and variable life products. At present, the Board of Directors of the Fund does not foresee any disadvantage arising from the fact that each Portfolio may offer its shares to separate accounts of various insurance companies to serve as an investment vehicle for their variable separate accounts. However, a material conflict could arise between the interest of the different participating separate accounts. The Fund’s Board of Directors would monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts of interest. If such conflicts were to occur, one or more insurance companies’ separate accounts might be required to withdraw its investments in one or more Portfolios, or shares of another Portfolio may be substituted by the Fund. As a result, a Portfolio might be forced to sell a portion of its securities at a disadvantageous price. In the event of such a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate account from the Portfolio if required by law, to resolve the matter.

CODE OF ETHICS

The Fund, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code is designed to ensure that access persons act in the interest of the Portfolios, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

Because of current federal securities law requirements, the Fund expects that its life insurance company shareholders will offer their contract owners the opportunity to instruct them as to how Portfolio shares allocable to their variable contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. Generally, an insurance company will vote all Portfolio shares held in a separate account in the same proportion as it receives instructions from contract owners in that separate account. Under certain circumstances described in the insurance company separate account prospectus, the insurance company may not vote in accordance with the contract owner’s instructions.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special

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meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2008, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolios:
VA U.S. LARGE VALUE PORTFOLIO
Monumental Life Insurance Company	76.23%
Products Dimensional VA*
4333 Edgewood Road NE
Cedar Rapids, IA 52499

Transamerica Life Insurance Company	6.84%
Product BOLI/COLI VUL-Advantage V*
Attn. Maildrop 4410
4333 Edgewood Road NE
Cedar Rapids, IA 52499

Sun Life Financial Insurance and Annuity Company (Bermuda) Ltd*	5.35%
Argyle House
41 Cedar Avenue
Hamilton HM12 Bermuda

VA U.S. TARGETED VALUE PORTFOLIO
Monumental Life Insurance Company	73.52%
Products Dimensional VA*[1]

MassMutual Bermuda Ltd*	6.57%
c/o Argus Insurance Management
12 Wesley Street
Hamilton HM EX Bermuda

Transamerica Life Insurance Company	6.23%
Product BOLI/COLI VUL-Advantage V*[1]

VA INTERNATIONAL VALUE PORTFOLIO
Monumental Life Insurance Company	78.87%
Products Dimensional VA*[1]

Transamerica Life Insurance Company	6.10%
Product BOLI/COLI VUL-Advantage V*[1]

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VA INTERNATIONAL SMALL PORTFOLIO
Monumental Life Insurance Company	74.16%
Products Dimensional VA*[1]

Transamerica Life Insurance Company	6.81%
Product BOLI/COLI VUL-Advantage V*[1]

VA SHORT-TERM FIXED PORTFOLIO
Monumental Life Insurance Company	78.90%
Products Dimensional VA*[1]

Sun Life Financial Insurance and Annuity	7.91%
Company (Bermuda) Ltd *[1]

Monumental Life Insurance Company	6.89%
Advisors Edge Select Symetry*
4333 Edgewood Road NE
Cedar Rapids, IA 52499

VA GLOBAL BOND PORTFOLIO
Monumental Life Insurance Company	82.03%
Products Dimensional VA*[1]

Sun Life Financial Insurance and Annuity	6.84%
Company (Bermuda) Ltd *[1]

Monumental Life Insurance Company	6.01%
Advisors Edge Select Symetry*[1]

*	Owner of record only (omnibus).
[1]	See address for shareholder previously listed above.

PURCHASE AND REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE AND REDEMPTION OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a reimbursement fee. Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios. Any such charges will be described in the prospectus.

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The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences that may affect each Portfolio. Because shares of the Portfolios are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable life or variable annuity contract. If such contract owner should become subject to tax, such contract owner should consider the tax implications of investing, and consult its own tax adviser.

Special Rules Applicable to Variable Contracts

In order to comply with regulations under Section 817(h) of the Internal Revenue Code (the “Code”), a Portfolio is required to diversify its investments so that, on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment.

The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.

Effect of Foreign Investments

Certain Portfolios may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities. This, in turn, could reduce a Portfolio’s income dividends paid to shareholders.

A Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, a Portfolio intends to mark-to-market these securities and to recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold the securities. In addition, if the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market

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election, the Portfolio may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Code. As a regulated investment company, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board of Directors reserves the right not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements

To avoid a 4% federal excise tax, the Code requires a Portfolio to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Porfolio in a given calendar year, however, if all of its shareholders (other than certain permitted shareholders) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether a Portfolio qualifies for this exemption, any shares attributable to an investment in the Portfolio made in connection with organization of the Portfolio is disregarded as long as the investment doesn’t exceed $250,000.

Consent Dividends

A Portfolio may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Portfolio to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Portfolio.

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Securities Lending

In a securities lending program, the borrower is entitled to receive the dividend associated with the security borrowed provided that the borrower holds such security on the record date for such dividend. The lender is entitled to receive the economic equivalent of the dividend, as a substitute dividend payment. A Portfolio’s entry into securities lending transactions may cause substitute dividend payments received from the borrower, in lieu of dividends on loaned stock of domestic corporations, to be not eligible for the corporate dividends received deduction.

Receipt of Excess Inclusion Income by a Portfolio

Income received by a Portfolio from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” A Portfolio may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. This income is required to be allocated to Portfolio shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. In general, excess inclusion income (1) may not be offset with net operating losses, (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is subject to UBTI, and (3) is subject to a 30% U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions. A Portfolio must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that a Portfolio shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Portfolio must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Portfolio’s excess inclusion income allocable to them on behalf of the disqualified organizations.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice. The tax status of your investment in the Portfolios depends upon the features of your variable life or variable annuity contract. For further information, please refer to the prospectus of the insurance company separate account that offers your contract.

PROXY VOTING POLICIES

The Board of Directors Fund has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, an independent third party service provider (“ISS”), except with respect to certain matters for which the Advisor has modified the standard ISS voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolios as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual

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determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors of the Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio and which seeks to maximize the value of that Portfolio’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of an believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolios; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the Commission’s website at http://www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund (the “Board”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the Portfolio’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Portfolio’s industry allocations. Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

As of February 29, 2008, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Portfolios	Business Purpose	Frequency
PFPC Trust Company	Domestic Equity Portfolios and VA Short-Term Fixed Portfolio	Fund Custodian	Daily

Citibank, N.A.	International Equity Portfolios and VA Global Bond Portfolio	Fund Custodian	Daily

PFPC Inc.	All Portfolios	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	All Portfolios	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Pricing Service Vendor	International Equity Portfolios	Fair value information services	Daily

Citibank North American, Inc.	All Portfolios	Middle office operational support service provider to the Advisor	Daily

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In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Advisor, or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Funds, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm and audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended

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November 30, 2007, as set forth in the Fund’s annual report to shareholders relating to the Portfolios, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

An investor may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

U.S. PROXY VOTING

The following is a concise summary of the Voting Guidelines for voting U.S. proxies.

1. AUDITORS

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of audit committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

Vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse;

•	Sit on more than six public company boards; *

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own–withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

*	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS’ “Performance Test for Directors” policy;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election–any or all appropriate nominees (except new) may be held accountable.

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the audit committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	Poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the compensation committee if:

•	There is a negative correlation between the chief executive’s pay and company performance;

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn-rate commitment made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:

•	The company has proxy access or a similar structure to allow shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all the following:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

-	serves as liaison between the chairman and the independent directors;

-	approves information sent to the board;

-	approves meeting agendas for the board;

-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

-	has the authority to call meetings of the independent directors;

-	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	The company publicly discloses a comparison of the duties of its independent lead director and its chairman;

•	The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns*, unless there has been a change in the Chairman/CEO position within that time; and

•	The company does not have any problematic governance issues.

Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.

*	The industry peer group used for this evaluation is the average of the 12 companies in the same six-digit GICS group that are closest in revenue to the company. To fail, the company must underperform its index and industry group on all four measures (one- and three-year on industry peers and index).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:

•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

3. PROXY CONTESTS

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50 percent of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. TAKEOVER DEFENSES

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting, or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. STATE OF INCORPORATION

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:

•	The reasons for reincorporating;

•	A comparison of the governance provisions;

•	Comparative economic benefits; and

•	A comparison of the jurisdictional laws.

7. CAPITAL STRUCTURE

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

•	Rationale;

•	Good performance with respect to peers and index on a five-year total shareholder return basis;

•	Absence of non-shareholder approved poison pill;

•	Reasonable equity compensation burn rate;

•	No non-shareholder approved pay plans; and

•	Absence of egregious equity compensation practices.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), and AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, the CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices:

•	Egregious employment contracts (e.g., multi-year guarantees for salary increases, bonuses, and equity compensation);

•

Excessive perks (overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary);

•

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance);

•

Egregious pension/SERP (supplemental executive retirement plan) payouts (inclusion of additional years of service not worked that result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package (e.g., excessive “make whole” provisions);

•	Excessive severance and/or change-in-control provisions: Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3X cash pay;

-	Severance paid for a “performance termination,” (i.e., due to the executive’s failure to perform job functions at the appropriate level);

-	Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);

-	Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;

•

Poor disclosure practices, (unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);

•	Internal pay disparity (e.g., excessive differential between CEO total pay and that of next highest-paid named executive officer);

•	Other excessive compensation payouts or poor pay practices at the company.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

-	A minimum vesting of three years for stock options or restricted stock; or

-	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

-	A balanced mix of cash and equity, for example 40 percent cash/60 percent equity or 50 percent cash/50 percent equity; or

-	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites provided to non-employee directors; and

•

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans—Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Options Backdating

In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

•	Reason and motive for the options backdating issue (inadvertent vs. deliberate grant date changes);

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:

•	Historic trading patterns–the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing–was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting–does the new option vest immediately or is there a black-out period?

•	Term of the option–the term should remain the same as that of the replaced option;

•	Exercise price–should be set at fair market or a premium to market;

•	Participants–executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Transfer Programs of Stock Options

Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Transfer value to third-party financial institution, employees and the company.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Compensation Consultants–Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s compensation plan for senior executives. The proposal should have the following principles:

•	Sets compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Delivers a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance-driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

Performance—Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison,

generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:

•	If the company has adopted a formal recoupment bonus policy; or

•	If the company has chronic restatement history or material financial problems.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the change of control);

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

9. CORPORATE SOCIAL RESPONSIBILITY (CSR) ISSUES

Consumer Lending

Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

•	Peer companies’ policies to prevent abusive lending practices.

Pharmaceutical Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.

Product Safety and Toxic Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:

•	The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;
•

The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies or violations.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase out of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:

•	Current regulations in the markets in which the company operates;

•	Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

•	The current level of disclosure on this topic.

Climate Change

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

•

The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

•	The company’s level of disclosure is comparable to or better than information provided by industry peers; and

•	There are no significant fines, penalties, or litigation associated with the company’s environmental performance.

Greenhouse Gas Emissions

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.

Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

NON-U.S. PROXY VOTING

The following is a concise summary of the Voting Guidelines for voting non-U.S. proxies.

1. OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

ISS Classification of Directors – International Policy 2008

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

•	No material[5] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]

For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

•	There are serious questions about actions of the board or management for the year in question; or

•	Legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

•	Clear evidence of past abuse of the authority is available; or

•	The plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. OTHER

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation – Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction – How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale – Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest – Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance – Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

DFA INVESTMENT DIMENSIONS GROUP INC. (104/105)

PART C

OTHER INFORMATION

ITEM 23.	EXHIBITS.

(a)	Articles of Incorporation.

	(1)	Articles of Restatement effective August 11, 2003 as filed with the Maryland Secretary of State on August 11, 2003.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 29, 2004.

	(2)	Articles Supplementary as filed with the Maryland Secretary of State on September 8, 2004 re: the addition of Class R Shares of U.S. Small Cap Value Portfolio and the deletion of (i) the LD U.S. Marketwide Portfolio Shares, (ii) the HD U.S. Marketwide Portfolio Shares, (iii) the LD U.S. Marketwide Value Portfolio Shares and (iv) the HD U.S. Marketwide Value Portfolio Shares

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2005.

	(3)	Articles of Amendment as filed with the Maryland Secretary of State on October 25, 2004 re: the name change of the:

• AAM/DFA International High Book to Market Portfolio to the LWAS/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2005.

	(4)	Articles Supplementary filed with the Maryland Secretary of State on January 10, 2005 re: the addition of the:

• Shares of Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 14, 2005.

	(5)	Articles Supplementary filed with the Maryland Secretary of State on March 7, 2005 re: the authorization of 40 billion additional shares of common stock:

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2005.

(6)	Articles of Amendment as filed with the Maryland Secretary of State on September 12, 2005 re: the name change of the:

• The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.

(7)	Articles Supplementary filed with the Maryland Secretary of State on September 12, 2005 re: the addition of the:

• U.S. Core Equity 1 Portfolio

• U.S. Core Equity 2 Portfolio

• U.S. Vector Equity Portfolio

• International Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.

(8)	Articles of Amendment as filed with the Maryland Secretary of State on May 12, 2006 re: the name change of the:

• U.S. Small Cap Value Portfolio Shares-Investor Class to the U.S. Small Cap Value Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 80/81 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 23, 2006.

(9)	Articles Supplementary filed with the Maryland Secretary of State on May 12, 2006 re: the addition of the:

• Emerging Markets Social Core Portfolio Shares and the reclassification and reallocation of shares of Class R Shares of U.S. Small Cap Value Portfolio to the U.S. Small Cap Value Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 80/81 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 23, 2006.

(10)	Articles Supplementary filed with the Maryland Secretary of State on August 4, 2006 re: the addition of the:

• DFA Inflation-Protected Securities Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 12, 2006.

(11)	Articles Supplementary filed with the Maryland Secretary of State on November 20, 2006 re: the addition of the:

• DFA International Real Estate Securities Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	December 5, 2006.

(12)	Articles Supplementary filed with the Maryland Secretary of State on November 29, 2006 re: the allocation of 100 billion additional shares of common stock to:

• U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.

(13)	Articles of Amendment as filed with the Maryland Secretary of State on November 29, 2006 re: the name change of the:

• U.S. Small XM Value Portfolio Shares to the U.S. Targeted Value Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.

(14)	Articles Supplementary filed with the Maryland Secretary of State on November 29, 2006 re: the allocation of 140 billion additional shares of common stock and re: the addition of the:

• DFA California Short-Term Municipal Bond Portfolio Shares

• T.A. U.S. Core Equity 2 Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.

(15)	Articles of Amendment as filed with the Maryland Secretary of State on March 27, 2007 re: the name change of the:

• Tax-Managed U.S. Small Cap Value Portfolio Shares to the Tax-Managed U.S. Targeted Value Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.

(16)	Articles of Amendment as filed with the Maryland Secretary of State on June 21, 2007 re: the name change of the:

• Emerging Markets Social Core Portfolio Shares to the Emerging Markets Social Core Equity Portfolio Shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 91/92 to Registrant’s Registration Statement on Form N-1A.

		File Nos.:	2-73948 and 811-3258.
		Filing Date:	July 6, 2007.

	(17)	Articles Supplementary filed with the Maryland Secretary of State on June 21, 2007 re: the addition of the:

• U.S. Social Core Equity 2 Portfolio Shares

• CSTG&E U.S. Social Core Equity 2 Portfolio Shares

• CSTG&E International Social Core Equity Portfolio Shares

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 91/92 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	July 6, 2007.

	(18)	Articles Supplementary filed with the Maryland Secretary of State on July 9, 2007 re: the classification and allocation of shares.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	October 17, 2007.

	(19)	Articles of Amendment filed with the Maryland Secretary of State on October 10, 2007 re: the name change of various portfolios:

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	October 17, 2007.

	(20)	Articles Supplementary filed with the Maryland Secretary of State on October 10, 2007 re: the addition of Class R shares:

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	October 17, 2007.

	(21)	Articles Supplementary filed with the Maryland Secretary of State on December 31, 2007 re: the addition of the:

• U.S. Sustainability Core 1 Portfolio

• International Sustainability Core 1 Portfolio

• DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 103/104 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 28, 2008.

	(22)	Articles Supplementary filed with the Maryland Secretary of State on February 22, 2008 re: the addition of the:

• T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 103/104 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 28, 2008.

(b)	By-Laws.
Amended and Restated By-Laws of the Registrant.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 29, 2004.

(c)	Instruments Defining the Rights of Securityholders.

	(1)	See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant’s Articles of Restatement dated August 11, 2003.

	(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Agreement.

	(1)	Investment Management Agreements.

		(a)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987 re: the:

• DFA Five-Year Government Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 20, 1998.

		(b)	Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994 re: the:

• VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 20, 1998.

		(c)	Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:

• DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 30, 1998.

		(d)	Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:

• Large Cap International Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	January 22, 1999.

		(e)	Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992.

• DFA Real Estate Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.

(f)	Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:

• DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(g)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

• VA U.S. Large Value Portfolio (formerly known as the VA Large Value Portfolio and DFA Global Value Portfolio)

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(h)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

• VA U.S. Targeted Value Portfolio (formerly known as the VA Small Value Portfolio)

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(i)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

• VA International Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

• VA International Small Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(k)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

• VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(l)	Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:

• International Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(m)	Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:

• Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);

• Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10 Small Company Portfolio); and

• Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name changes:

• Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio

• Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax-Managed U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(2)	Addendum Number Two re: the reflection of the following name changes:

• Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(n)	Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:

• DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	July 30, 2002.

(o)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 14, 2005.

(p)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

• U.S. Core Equity 1 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.

(q)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

• U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.

(r)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

• International Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.

(s)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

• U.S. Vector Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.

(t)	Investment Advisory Agreement between the Registrant and DFA dated August 7, 2006 re: the:

• Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	August 4, 2006.

(u)	Investment Advisory Agreement between the Registrant and DFA dated September 12, 2006 re: the:

• DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 12, 2006.

(v)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	December 5, 2006.

(w)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• DFA California Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 12, 2007.

(x)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• T.A. U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 12, 2007.

(y)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• U.S. Targeted Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.

(z)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 89/90 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	April 24, 2007.

(aa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• CSTG&E U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 8, 2007.

(bb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 8, 2007.

(cc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• U.S. Sustainability Core 1 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 10, 2008.

(dd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 10, 2008.

(ee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.

		Filing Date:	October 17, 2007.

	(ff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 97/98 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	December 13, 2007.

	(gg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

• DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 100/101 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	February 8, 2008.

(2)	Sub-advisory Agreements.

	(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:

• VA International Small Portfolio.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	November 22, 1995.

(i)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated July 18, 1997

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 78/79 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:

• VA International Small Portfolio.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 1999.

(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

• International Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.

(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

• International Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.

(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:

• Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	August 4, 2006.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. dated August 7, 2006 re: the:

• Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	August 4, 2006.

(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

• DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

• DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	December 5, 2006.

(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

• CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 8, 2007.

(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

• CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 8, 2007.

(m)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

• International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 96/97 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 17, 2007.

(n)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

• International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 17, 2007.

(o)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

• DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 96/97 to Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	October 17, 2007.

		(p)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

• DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	October 17, 2007.

		(q)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

• T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	February 26, 2008.

		(r)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

• T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	February 26, 2008.

(e)	Underwriting Contracts.

	(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 29, 2004.

(f)	Bonus or Profit Sharing Plans.

Not Applicable.

(g)	Custodian Agreements.

	(1)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated June 19, 1989 re: the:

• Enhanced U.S. Large Company Portfolio;

• DFA Two-Year Corporate Fixed Income Portfolio; and

• DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to Registration Statement of the Registrant on form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

(2)	Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:

• U.S. 9-10 Small Company Portfolio;

• U.S. Large Company Portfolio;

• DFA One-Year Fixed Income Portfolio;

• DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and

• DFA Five-Year Government Portfolio

Previously filed with this registration statement and incorporated herein by reference.

	(a)	Addendum Number One

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 22, 1999.

	(b)	Addendum Number Two re: the addition of:

• Tax-Managed U.S. Marketwide Value Portfolio X;

• Tax-Managed U.S. 5-10 Value Portfolio X;

• Tax-Managed U.S. 6-10 Small Company Portfolio X; and

• Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 29, 2004.

	(c)	Addendum Number Three re: the addition of:

• LD U.S. Large Company Portfolio;

• HD U.S. Large Company Portfolio;

• LD U.S. Marketwide Value Portfolio; and

• HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 29, 2004.

	(d)	Addendum Number Four re: the reflection of the following name change:

• RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:

• U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

• U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

• U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

• U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

• Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

• Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the addition of the:

• Tax-Managed U.S. Marketwide Portfolio;
and the reflection of the following name changes:

• LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

• HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the reflection of the following name change:

• Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	July 30, 2002.

(h)	Addendum Number Eight re: the addition of the:

• DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	July 30, 2002.

(i)	Form of Addendum Number Nine re: the addition of the:

• Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2005.

(j)	Addendum Number Ten re: the addition of the:

• U.S. Core Equity 1 Portfolio;

• U.S. Core Equity 2 Portfolio;

• U.S. Vector Equity Portfolio;

• International Core Equity Portfolio;

and the reflection of the following name changes:

• The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.

(h)	Other Material Contracts.

	(1)	Transfer Agency Agreement.
Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 48/49 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 20, 1998.

(a)	Addendum Number One

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:

• Tax-Managed U.S. Marketwide Value Portfolio X;

• Tax-Managed U.S. 5-10 Value Portfolio X;

• Tax-Managed U.S. 6-10 Small Company Portfolio X; and

• Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:

• LD U.S. Large Company Portfolio;

• HD U.S. Large Company Portfolio;

• LD U.S. Marketwide Value Portfolio; and

• HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.

	Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:

• RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:

• U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

• U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

• U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

• U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

• Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

• Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:

• Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

• LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

• HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:

• Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	July 30, 2002.

	(i)	Addendum Number Nine re: the addition of the:

• DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	July 30, 2002.

	(j)	Form of Addendum Number Ten re: the addition of the:

• Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2005.

	(k)	Addendum Number Eleven re: the addition of the:

• U.S. Core Equity 1 Portfolio;

• U.S. Core Equity 2 Portfolio;

• U.S. Vector Equity Portfolio;

• International Core Equity Portfolio;

and the reflection of the following name changes:

• The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	September 13, 2005.

	(l)	Form of Addendum Number Fourteen re: the addition of the:

• Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	August 4, 2006.

(2)	Administration and Accounting Agreement Administration and Accounting Services Agreement between the Registrant and PFPC dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(a)	Addendum Number One

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:

• Tax-Managed U.S. Marketwide Value Portfolio X;

• Tax-Managed U.S. 5-10 Value Portfolio X;

• Tax-Managed U.S. 6-10 Small Company Portfolio X; and

• Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:

• LD U.S. Large Company Portfolio;

• HD U.S. Large Company Portfolio;

• LD U.S. Marketwide Value Portfolio; and

• HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:

• RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 26, 2001.

(e)	• Addendum Number Five re: the reflection of the following name changes:

• U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

• U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

• U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

• U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

• Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio

• Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:

• Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

• LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio

• HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:

• Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:

• DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:

• Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2005.

(k)	Addendum Number Eleven re: the addition of the:

• U.S. Core Equity 1 Portfolio;

• U.S. Core Equity 2 Portfolio;

• U.S. Vector Equity Portfolio;

• International Core Equity Portfolio;

and the reflection of the following name changes:

• The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	September 13, 2005.

	(l)	Form of Addendum Number Seventeen re: the addition of the:

• Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	August 4, 2006.

(3)	Administration Agreements.
Administration Agreements between the Registrant and DFA.
	(a)	Dated January 6, 1993 re: the

• DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 22, 1999

	(b)	Dated August 8, 1996 re: the:

• Japanese Small Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 22, 1999.

	(c)	Dated August 8, 1996 re: the

• United Kingdom Small Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 22, 1999.

	(d)	Dated August 8, 1996 re: the

• Continental Small Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 22, 1999.

	(e)	Form of Amended and Restated Administration Agreement dated March 30, 2006 re: the:

• U.S. Large Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2006.

(f)	Dated August 8, 1996 re: the

• Pacific Rim Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(1) Addendum Number One re: the reflection of the following name change:

• Pacific Rim Small Company Portfolio to Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2006.

(g)	Dated January 6, 1993 re: the

• U.S. Small Cap Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(1) Addendum Number One re: the reflection of the following name change:

• U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 29, 2004.

(h)	Dated January 6, 1993 re: the:

• U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(i)	Dated January 6, 1993 re: the:

• U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(1) Addendum Number One re: the reflection of the following name change:

• U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 29, 2004.

(j)	Dated February 8, 1996 re: the

• RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(1) Addendum Number One re: the reflection of the following name change:

• RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 26, 2001.

(k)	Dated March 30, 1994 re:

• Emerging Markets Portfolios

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(l)	Dated February 8, 1996 re: the:

• Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.

Filing Date: January 22, 1999.

(m)	Dated February 8, 1996 re: the

• DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(n)	Form of Dated August 8, 1996 re: the:

• International Small Company Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.

(o)	Dated December 19, 1996 re: the:

• Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(p)	Dated November 30, 1997 re: the:

• U.S. Micro Cap Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(1) Form of Addendum Number One re: the reflection of the following name change:

• U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 23, 2001.

(q)	Form of Amended and Restated re: the:

• U.S. Targeted Value Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.

(r)	Dated November 30, 1997 re: the:

• Emerging Markets Value Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 22, 1999.

	(s)	Dated December 8, 1998 re: the:

• Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 22, 1999.

	(t)	Form of Dated August 1, 2001 re: the:

• Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	May 18, 2001.

(1) Addendum Number One re: the reflection of the following name change:

• Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	July 30, 2002.
(4)	Other.
	(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	June 19, 1995.

	(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	June 19, 1995.

	(c)	Form of Client Service Agent Agreement re: the:

• RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	November 22, 1995.

(1) Addendum Number One re: the reflection of the following name change:

• RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 26, 2001.

(d)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA dated August 7, 2006.

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	August 4, 2006.

(e)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA dated September 12, 2006 re:

• DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 12, 2006.

(f)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

• DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.

(g)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

• DFA California Short-Term Municipal Bond Portfolio

• T.A. U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 30, 2007.

		(h)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

• Emerging Markets Core Equity Portfolio

• U.S. Core Equity 1 Portfolio

• U.S. Core Equity 2 Portfolio

• U.S. Vector Equity Portfolio

• International Core Equity Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 30, 2007.

		(i)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

• U.S. Large Company Portfolio

• U.S. Targeted Value Portfolio

• International Small Company Portfolio

• Japanese Small Company Portfolio

• United Kingdom Small Company Portfolio

• Continental Small Company Portfolio

• Asia Pacific Small Company Portfolio (formerly, Pacific Rim Small Company Portfolio)

• Tax-Managed U.S. Equity Portfolio

• DFA Short-Term Municipal Bond Portfolio

• DFA Inflation-Protected Securities Portfolio

• Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 30, 2007.

		(j)	Form of Fee Waiver Agreement between the Registrant and DFA re:

• U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 91/92 to Registrant’s Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	July 6, 2007.

(i)	Legal Opinion.

	(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 103/104 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 28, 2008.

(j)	Other Opinions.

	(1)	Consent of PricewaterhouseCoopers

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 103/104 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 28, 2008.

	(2)	Consent of PricewaterhouseCoopers LLP re LWAS/DFA International High Book to Market Portfolio.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 53/54 to Dimensional Investment Group Inc.’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 28, 2008.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.
Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

Not Applicable

(n)	Plans pursuant to Rule 18f-3.

	(1)	Multiple Class Plan Pursuant to Rule 18f-3

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 95/96 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	October 10, 2007.

(o)	Powers-of-Attorney.

	(1)	On behalf of the Registrant, dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2007.

	(2)	On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2007.

	(3)	On behalf of Dimensional Emerging Markets Value Fund Inc., Power-of-Attorney dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P.

Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2007.

(p)	Codes of Ethics.

	(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 29, 2004.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 25.	INDEMNIFICATION.

Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)	Dimensional Fund Advisors LP, with a principal place of business located at 1299 Ocean Avenue, Santa Monica, CA 90401, the investment manager for the

Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)	The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio and DFA Selectively Hedged Global Fixed Income Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 7 Down Street London W1J7AJ, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)	The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio and DFA Selectively Hedged Global Fixed Income Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.	PRINCIPAL UNDERWRITERS.

(a)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
M. Akbar Ali 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Darryl D. Avery 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Arthur H. Barlow 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Scott A. Bosworth 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Valerie A. Brown 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

David P. Butler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Patrick Carter 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Stephen A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert P. Cornell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Christopher S. Crossan 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer

James L. Davis 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Robert T. Deere 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert W. Dintzner 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Kenneth Elmgren 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Richard A. Eustice 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Eugene F. Fama, Jr. 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Gretchen A. Flicker 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jed S. Fogdall 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Glenn S. Freed 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Mark R. Gochnour 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Henry F. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

John T. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Darla Hastings 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joel H. Hefner 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Julie C. Henderson 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Fund Controller	Vice President and Fund Controller

Kevin B. Hight 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Christine W. Ho 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jeff J. Jeon 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Patrick M. Keating 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joseph F. Kolerich 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Michael F. Lane 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Kristina M. LaRusso 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Immoo Lee 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Juliet H. Lee 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David R. Martin 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer

Heather E. Mathews 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Catherine L. Newell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Secretary	Vice President and Secretary

Gerard K. O’Reilly 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carmen Palafox 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Sonya K. Park 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David A. Plecha 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Ted Randall 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Eduardo A. Repetto 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Chief Investment Officer	Vice President and Chief Investment Officer

L. Jacobo Rodríguez 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
David E. Schneider 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Ted R. Simpson 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Bryce D. Skaff 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Grady M. Smith 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carl G. Snyder 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Lawrence R. Spieth 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	Vice President

Bradley G. Steiman Suite 910, 1055 West Hastings Vancouver, B.C. V6E 2E9	Vice President	Vice President

Karen E. Umland 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carol W. Wardlaw 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	Vice President

Weston J. Wellington 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Daniel M. Wheeler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Ryan Wiley 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Paul E. Wise 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Dimensional Fund Advisors LP 1299 Ocean Avenue Santa Monica, CA 90401	Shareholder

(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	1299 Ocean Avenue Santa Monica, CA 90401

PFPC Inc.	301 Bellevue Parkway, Wilmington, DE 19809

ITEM 29.	MANAGEMENT SERVICES.

None.

ITEM 30.	UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused Post-Effective Amendment No. 104/105 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 3rd day of April, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)

By:	/s/ David G. Booth *
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 104/105 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth *	President, Director, Chairman and	April 3, 2008
David G. Booth	Chief Executive Officer

/s/ Rex A. Sinquefield *	Director	April 3, 2008
Rex A. Sinquefield

/s/ David R. Martin *	Chief Financial Officer,	April 3, 2008
David R. Martin	Treasurer and Vice President

/s/ George M. Constantinides *	Director	April 3, 2008
George M. Constantinides

/s/ John P. Gould *	Director	April 3, 2008
John P. Gould

/s/ Roger G. Ibbotson *	Director	April 3, 2008
Roger G. Ibbotson

/s/ Robert C. Merton *	Director	April 3, 2008
Robert C. Merton

/s/ Myron S. Scholes *	Director	April 3, 2008
Myron S. Scholes

/s/ Abbie J. Smith *	Director	April 3, 2008
Abbie J. Smith

* By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

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